Segment disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net sales	€ 13,978.5	€ 11,820.0	€ 10,944.0
System sales
Segment Reporting Information [Line Items]
Net sales	10,316.6	8,996.2	8,259.1
New systems | System sales
Segment Reporting Information [Line Items]
Net sales	10,160.8	8,807.1	8,115.6
Used systems | System sales
Segment Reporting Information [Line Items]
Net sales	€ 155.8	€ 189.1	€ 143.5